5. STOCK OPTIONS (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Outstanding beginning balance, Shares	6,940,395	6,531,192	6,463,206
Granted, Shares	1,000	754,761	977,276
Exercised, Shares	195,587	242,439	(580,540)
Expired, Shares	195,587	(103,119)	(328,750)
Outstanding ending balance, Shares	6,745,808	6,940,395	6,531,192
Vested and exercisable ending balance	5,929,916	5,988,119	5,463,963
Outstanding beginning balance, Weighted average exercise price	$ 0.66	$ 0.66	$ 0.67
Granted, Weighted average exercise price	.19	0.4	0.5
Exercised, Weighted average exercise price	.49	0.32	0.31
Expired, Weighted average exercise price	.49	0.68	1.15
Outstanding ending balance, Weighted average exercise price	.66	0.66	0.66
Vested and exercisable ending balance	$ .67	$ 0.66	$ 0.58
Weighted Average Remaining Contractual Life (in years) Outstanding	5 years 4 months 2 days
Weighted Average Remaining Contractual Life (in years) Exercisable	4 years 11 months 19 days
Aggregate Intrinsic Value Outstanding, Beginning	$ 494,119	$ 625,412
Aggregate Intrinsic Value Granted
Aggregate Intrinsic Value Exercised		49,675	$ 236,059
Aggregate Intrinsic Value Outstanding, Ending	$ 56,830	494,119	625,412
Aggregate Intrinsic Value Exercisable	$ 56,830	$ 612,946	$ 612,946
Options available for grant at year-end		6,314,824	6,724,027
Options Unvested
Options unvested, beginning balance		$ 1,067,229	$ 1,819,087
Options granted		754,761	977,276
Options Vested		(766,595)	(1,582,034)
Options Cancelled/Forfeited		$ (103,119)	$ (147,100)
Balance, end of period		952,276	1,067,229
Options unvested, beginning balance, weighted average exercise price		$ 1.12	$ 1.18
Options granted, weighted average exercise price		0.4	0.5
Options Vested, weighted average exercise price		0.66	0.8
Options Cancelled/Forfeited, weighted average exercise price		$ 0.68	1.22
Balance, end of period			$ 1.12